Pay vs Performance Disclosure - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

									Value of
									Initial Fixed
							Average		$100
	Summary		Summary		Summary		Summary	Average	Investment
	Compensation	Compensation	Compensation	Compensation	Compensation	Compensation	Compensation	Compensation	Based on
	Table	Actually	Table	Actually	Table	Actually	Table	Actually	Total
	Total for	Paid to	Total for	Paid to	Total for	Paid to	Total for	Paid to	Shareholder
	PEO #1	PEO #1	PEO #2	PEO #2	PEO #3	PEO #3	Non-PEO	Non-PEO	Return
Year	($)(1)	($)(2)	($)(1)	($)(2)	($)(1)	($)(1)	NEOs ($)(1)	NEOs ($)(2)	($)(3)	Net Income ($)
2025	1,481,716	1,609,280	458,684	483,033	—	—	442,332	459,921	(17.3)	4,903,000
2024	—	—	403,949	382,111	264,775	264,775	380,390	362,957	(22.0)	3,799,000
2023	—	—	—	—	922,466	620,953	406,203	340,870	(17.7)	18,069,000
(1)

During the year ended March 31, 2025, B. Nicole Sherman (PEO #1) and Daniel D. Cox (PEO #2) each served as our principal executive officer (“PEO”). During the year ended March 31, 2024, Daniel D. Cox (PEO #2) and Kevin J. Lycklama (PEO #3) each served as our PEO. For 2023, Kevin J. Lycklama (PEO #3) served as our PEO. The non-PEO named executive officers (non-PEO NEOs) for 2025 are Daniel D. Cox and C. Evan Sowers, for 2024 are C. Evan Sowers and David Lam, and for 2023 are Daniel D. Cox and David Lam.

(2)

The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by Riverview’s NEOs. These amounts reflect the Summary Compensation Table totals with certain adjustments. Adjustments for 2025 are as follows:

			Average of
			Non-PEO
	PEO #1 ($)	PEO #2 ($)	NEOs ($)
Summary Compensation Table total	1,481,716	458,684	442,332
Deduction for amounts reported under the Stock Awards column in the Summary Compensation Table	896,060	63,861	55,146
Year-end value of equity awards granted during year that remain unvested as of year‑end	878,948	62,642	54,093
Year over year change in fair value of outstanding and unvested equity awards	144,676	19,380	15,875
Year over year change in fair value of equity awards granted in prior years and vested in the year	—	6,188	2,767
Compensation Actually Paid	1,609,280	483,033	459,921
(3)	Total Shareholder Return assumes $100 invested on March 31, 2022, with all dividends reinvested.

Named Executive Officers, Footnote
(1)

During the year ended March 31, 2025, B. Nicole Sherman (PEO #1) and Daniel D. Cox (PEO #2) each served as our principal executive officer (“PEO”). During the year ended March 31, 2024, Daniel D. Cox (PEO #2) and Kevin J. Lycklama (PEO #3) each served as our PEO. For 2023, Kevin J. Lycklama (PEO #3) served as our PEO. The non-PEO named executive officers (non-PEO NEOs) for 2025 are Daniel D. Cox and C. Evan Sowers, for 2024 are C. Evan Sowers and David Lam, and for 2023 are Daniel D. Cox and David Lam.

Adjustment To PEO Compensation, Footnote
(2)

The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by Riverview’s NEOs. These amounts reflect the Summary Compensation Table totals with certain adjustments. Adjustments for 2025 are as follows:

			Average of
			Non-PEO
	PEO #1 ($)	PEO #2 ($)	NEOs ($)
Summary Compensation Table total	1,481,716	458,684	442,332
Deduction for amounts reported under the Stock Awards column in the Summary Compensation Table	896,060	63,861	55,146
Year-end value of equity awards granted during year that remain unvested as of year‑end	878,948	62,642	54,093
Year over year change in fair value of outstanding and unvested equity awards	144,676	19,380	15,875
Year over year change in fair value of equity awards granted in prior years and vested in the year	—	6,188	2,767
Compensation Actually Paid	1,609,280	483,033	459,921

Non-PEO NEO Average Total Compensation Amount			$ 442,332	$ 380,390	$ 406,203
Non-PEO NEO Average Compensation Actually Paid Amount			$ 459,921	362,957	340,870
Adjustment to Non-PEO NEO Compensation Footnote
(2)

The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by Riverview’s NEOs. These amounts reflect the Summary Compensation Table totals with certain adjustments. Adjustments for 2025 are as follows:

			Average of
			Non-PEO
	PEO #1 ($)	PEO #2 ($)	NEOs ($)
Summary Compensation Table total	1,481,716	458,684	442,332
Deduction for amounts reported under the Stock Awards column in the Summary Compensation Table	896,060	63,861	55,146
Year-end value of equity awards granted during year that remain unvested as of year‑end	878,948	62,642	54,093
Year over year change in fair value of outstanding and unvested equity awards	144,676	19,380	15,875
Year over year change in fair value of equity awards granted in prior years and vested in the year	—	6,188	2,767
Compensation Actually Paid	1,609,280	483,033	459,921

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount			$ (17.3)	(22)	(17.7)
Net Income (Loss)			4,903,000	3,799,000	18,069,000
PEO Name	Daniel D. Cox	B. Nicole Sherman
B. Nicole Sherman (PEO #1)
Pay vs Performance Disclosure
PEO Total Compensation Amount			1,481,716
PEO Actually Paid Compensation Amount			1,609,280
Daniel D. Cox (PEO #2)
Pay vs Performance Disclosure
PEO Total Compensation Amount			458,684	403,949
PEO Actually Paid Compensation Amount			483,033	382,111
Kevin J. Lycklama (PEO #3)
Pay vs Performance Disclosure
PEO Total Compensation Amount				264,775	922,466
PEO Actually Paid Compensation Amount				$ 264,775	$ 620,953
PEO | B. Nicole Sherman (PEO #1) | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(896,060)
PEO | B. Nicole Sherman (PEO #1) | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			878,948
PEO | B. Nicole Sherman (PEO #1) | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			144,676
PEO | Daniel D. Cox (PEO #2) | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(63,861)
PEO | Daniel D. Cox (PEO #2) | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			62,642
PEO | Daniel D. Cox (PEO #2) | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			19,380
PEO | Daniel D. Cox (PEO #2) | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			6,188
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(55,146)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			54,093
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			15,875
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 2,767